Commitments and Contingencies - Summary of Contractual Payments under Non-Cancelable Leases (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating lease by lessee [Line Items]
Contractual payments under non-cancelable leases	₨ 21,010	₨ 20,776
Not later than one year [member]
Disclosure of operating lease by lessee [Line Items]
Contractual payments under non-cancelable leases	6,186	5,040
Later than one year but not later than five years [member]
Disclosure of operating lease by lessee [Line Items]
Contractual payments under non-cancelable leases	12,470	12,976
Later than five years [member]
Disclosure of operating lease by lessee [Line Items]
Contractual payments under non-cancelable leases	₨ 2,354	₨ 2,760